Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018 USD ($)
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	$ 41,362,000
Debt instrument due to mature	71,903,000
Ingrid Knutsen [Member] | 77.5 Million Loan Facilities [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	77,500,000
Debt instrument due to mature	$ 18,400,000
Line of credit facility expiration date	Dec. 31, 2018
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	$ 163,400,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 220 Million Secured Loan Facility [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	220,000,000
Debt instrument due to mature	$ 141,400,000
Line of credit facility expiration date	Jun. 30, 2019
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 35 Million Revolving Credit Facility [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	$ 35,000,000
Debt instrument due to mature	$ 22,000,000
Line of credit facility expiration date	Jun. 30, 2019
Fortaleza Knutsen and Recife Knutsen [Member] | Fortalez and Recife Loan Facility [Member]
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	$ 140,000,000
Debt instrument due to mature	$ 96,300,000
Line of credit facility expiration date	Jun. 30, 2019